Leases (Tables)	6 Months Ended
Sep. 30, 2012
Assets by type which nomura leases on operating leases

	Millions of yen
	March 31, 2012			September 30, 2012
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥984,087	¥(11,174)	¥972,913	¥941,530	¥(14,689)	¥926,841
Aircraft	15,363	(1,684)	13,679	11,935	(2,133)	9,802

Total	¥999,450	¥(12,858)	¥986,592	¥953,465	¥(16,822)	¥936,643

(1)	The amounts of cost, accumulated depreciation and net carrying amount are including those for the portion utilized by Nomura.

Schedule of future minimum lease payments to be received on non-cancelable operating leases

	Millions of yen
	March 31, 2012	September 30, 2012
Total minimum lease payments to be received	¥146,108	¥137,538

The minimum lease payments above are scheduled as below as of September 30, 2012:

	Millions of yen
		Years of receipt
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥137,538	¥25,287	¥23,289	¥19,846	¥15,749	¥11,796	¥41,571

Schedule of future minimum lease payments under capital leases

	Millions of yen
	March 31, 2012	September 30, 2012
Total minimum lease payments	¥52,855	¥52,057
Less: Amount representing interest	(28,896)	(28,530)

Present value of net lease payments	¥23,959	¥23,527

Schedule of future minimum lease payments under capital leases for current period

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥52,057	¥684	¥562	¥1,417	¥3,262	¥3,221	¥42,911

Schedule of future minimum lease payments under non-cancelable operating leases with remaining terms exceeding one year

	Millions of yen
	March 31, 2012	September 30, 2012
Total minimum lease payments	¥169,038	¥153,830
Less: Sublease rental income	(9,948)	(7,799)

Net minimum lease payments	¥159,090	¥146,031

Schedule of future minimum lease payments under non-cancelable operating leases for current period

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥153,830	¥18,189	¥17,710	¥15,487	¥11,905	¥10,555	¥79,984